Lessor Accounting - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases Disclosure [Line Items]
Proceeds from sale of lease finance receivables	¥ 19,185	¥ 11,710	¥ 21,909
Financing receivables	316,115	337,251
Uncollectible Receivables [Member]
Leases Disclosure [Line Items]
Financing receivables	¥ 36,339	28,616	¥ 22,956
Minimum
Leases Disclosure [Line Items]
Term of financing receivables	1 year
Maximum
Leases Disclosure [Line Items]
Term of financing receivables	7 years
Equipment Leased to Customer
Leases Disclosure [Line Items]
Property, plant and equipment lease	¥ 132,763	116,681
Accumulated depreciation on property, plant and equipment lease	¥ 81,345	¥ 82,633